FAIR VALUE MEASUREMENTS (Q2) (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Schedule Of Fair Value, Liabilities Measured on Recurring Basis
The balances of the Company’s liabilities measured at fair value on a recurring basis as of June 30, 2022, are as follows (in thousands):
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
Senior secured convertible note	$—	$—	$9,843	$9,843
Private warrants	—	606	—	606
Public warrants	1,010	—	—	1,010
	$1,010	$606	$9,843	$11,459

Schedule of Changes in Fair Value
The following tables provides a roll-forward in the changes in fair value for the six months ended June 30, 2022, for all liabilities for which the Company determines fair value on a recurring basis (in thousands):
Warrants
Balance, January 1, 2022	$—
Assumed in business combination	4,496
Change in fair value	(2,880)
Balance, June 30, 2022	$1,616
Changes in fair value included in earnings for the period relating to liabilities held at June 30, 2022	$(2,880)
Senior Secured Convertible Note
Balance, January 1, 2022	$—
Issued in business combination	11,000
Valuation adjustment at business combination	(1,146)
Change in fair value	(11)
Balance, June 30, 2022	$9,843
Changes in fair value included in earnings for the period relating to liabilities held at June 30, 2022	$(11)